Share-Based Payments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payments
Share-based payment liabilities, current	€ 303	€ 555
Share-based payment liabilities, non-current	151	152
Share-based payment liabilities, total	453	707
Other non-financial liabilities, Current	5,533	5,647
Other non-financial liabilities, Non-Current	749	698
Other non-financial liabilities, total	€ 6,282	€ 6,345
Share-based payment liabilities as % of B/S other non-financial liabilities, current	5.00%	10.00%
Share-based payment liabilities as % of B/S other non-financial liabilities, non-current	20.00%	22.00%
Share-based payment liabilities as % of B/S other non-financial liabilities	7.00%	11.00%